UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-22403
Investment Company Act file number

SCS Hedged Opportunities Master Fund, LLC
(Exact name of registrant as specified in charter)

One Winthrop Square
Boston, Massachusetts  02110
(Address of principal executive offices) (Zip code)

Peter H. Mattoon
c/o SCS Capital Management, LLC
One Winthrop Square
Boston, Massachusetts  02110
(Name and address of agent for service)

(617) 204-6400
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

SCS Hedged Opportunities Master Fund, LLC
Schedule of Investments
June 30, 2012 (Unaudited)
			Next Available		Redemption
			Redemption	Frequency of	Notification
	Cost	Fair Value	Dateb	Redemptions	Period (Days)

INVESTMENTS IN INVESTMENT COMPANIES - 98.27%a
Credit - ABS - 3.70%a
Perella Weinberg Partners Asset Based Value Fund LP	$2,050,000	$2,255,713	9/30/2012	Quarterly	90

Credit - Distressed - 2.98%a
Aurelius Capital Partners, LP	1,435,617	1,413,162	9/30/2012	Semi-Annually	65
Caspian Select Credit Fund, L.P.	346,404	401,714	9/30/2012	Quarterly	90
		1,814,876
Credit - RMBS - 2.70%a
AG Mortgage Value Partners, L.P.	1,412,736	1,646,552	9/30/2012	Quarterly	90

Credit - Long/Short - 1.09%a
Capula Special Opportunities Fund Limited	750,000	664,626	12/31/2013	Quarterly	45

Credit - Structured Credit - 8.96%a
Serengeti Lycaon Partners, LP	3,700,000	3,927,878	12/31/2012	Annual	87
West Face Credit Opportunities (USA) L.P.	1,600,000	1,535,564	3/31/2013	Quarterly	90
		5,463,442
Equity Long/Short - Global - 10.67%a
Amiya Global Emerging Opportunities, L.P.	1,500,000	1,599,736	9/30/2012c	Quarterly	30
Passport Global Strategies III Ltd	32,175	23,430	n/a	Illiquid	n/a
Scout Capital Partners II, L.P.	2,478,697	2,637,651	9/30/2012	Quarterly	45
Standard Global Equity Partners SA, L.P.	595,657	705,174	9/30/2012	Quarterly	45
Tremblant Partners, LP	1,496,776	1,544,286	7/31/2012	Monthly	45
		6,510,277
Equity Long/Short - Regional Specialist - 15.05%a
Greenheart Capital Fund LP	1,000,000	804,150	9/30/2012c	Quarterly	60
Janchor Partners Pan-Asian Fund	636,985	673,292	7/31/2012	Monthly	60
Macquarie Asian Alpha Fund	2,178,697	2,409,452	7/31/2012	Monthly	30
North Bay Capital Fund II, LP	2,481,930	2,527,747	12/31/2012c	Quarterly	45
Pan Asia Opportunities Onshore Fund LLC	2,000,000	1,999,979	7/31/2012	Monthly	30
Standard Pacific Pan-Asia Fund, L.P.	799,000	767,050	9/30/2012	Quarterly	45
		9,181,670

Equity Long/Short - Sector - 11.25%a
Altimeter Partners Fund, L.P.	1,900,000	1,921,460	12/31/2012	Semi-Annually	60
Goshen Global Equity, L.P.	862,736	576,602	9/30/2012	Quarterly	60
JAT Capital Domestic Fund, L.P.	2,100,000	1,499,465	9/30/2012c	Quarterly	45
Passport Energy Fund, L.P.	510,093	430,241	12/31/2012	Quarterly	45
Tiger Consumer Partners, L.P.	2,160,617	2,434,500	9/30/2012	Quarterly	45
		6,862,268
Equity Long/Short - U.S. - 1.82%a
Hawkeye Capital Institutional, L.P.	1,053,697	1,107,879	9/30/2012c	Quarterly	90

Event Driven - Merger/Arbitrage - 3.64%a
Jet Capital Concentrated Fund, L.P.	2,153,697	2,220,554	7/31/2012	Monthly	30

Event Driven - Regional Specialist - 8.05%a
Tyrus Capital Opportunities Fund, L.P.	2,000,000	2,019,404	9/30/2012	Quarterly	90
West Face Long Term Opportunities, LLC	2,760,617	2,893,291	9/30/2012	Quarterly	90
		4,912,695
Multi-Strategy - Equity Long/Short - 1.33%a
Owl Creek II, L.P.	935,617	811,541	9/30/2012	Annually	90

Multi-Strategy - Event Driven - 8.20%a
Eton Park Fund, L.P.	1,179,681	1,123,898	9/30/2012	Annually	65
Serengeti Partners, LP	1,940,000	2,042,884	9/30/2012	Quarterly	87
Taconic Opportunity Fund II L.P.	1,850,000	1,835,999	9/30/2012	Quarterly	60
		5,002,781
Multi-Strategy - Regional Specialist - 3.58%a
Azentus Global Opportunities Fund L.P.	2,350,000	2,180,967	9/30/2012	Quarterly	60

Relative Value - Commodities - 2.31%a
Viridian Fund, LP	1,500,000	1,412,236	9/30/2012c	Quarterly	90

Relative Value - Fixed Income - 4.31%a
Capula Global Relative Value Fund, L.P.	2,503,697	2,631,953	9/30/2012c	Quarterly	45

Relative Value - Multi-Strategy - 8.63%a
Absolute Return Capital Partners, L.P.	2,800,000	3,071,227	7/31/2012	Monthly	15
Alphadyne International Partners, LP	2,035,617	2,191,694	7/31/2012	Monthly	60
		5,262,921

TOTAL INVESTMENTS IN INVESTMENT COMPANIES (Cost $59,090,743)		59,942,951

Options - 0.06% (1)	Contracts
United States Natural Gas Put Option
Expiration: October 2012, Exercise Price: $8.43	53	38,690

TOTAL OPTIONS (Cost $44,759)		38,690
	Shares
SHORT TERM INVESTMENT - 5.62%a
First American Treasury Money Market Fund - Class Z, 0.00%d	3,429,315	3,429,315

TOTAL SHORT TERM INVESTMENTS (Cost $3,429,315)		3,429,315

Total Investments (Cost $62,564,817) - 103.95%a		63,410,956
Payables - (3.95)%a		(2,409,816)
TOTAL NET ASSETS - 100.00%a		$61,001,140

Footnotes
a Percentages are stated as a percent of net assets.
b Investments in Portfolio Funds may be composed of multiple tranches.  The Next Available Redemption Date relates to the earliest date after June 30, 2012 that redemption from a tranche is available without fees.  Other tranches may have an available redemption date that is after the Next Available Redemption Date.  Further, the Portfolio Fund's advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.

c Investment in Portfolio Funds may be redeemed prior to the Next Available Redemption Date subject to a redemption fee ranging from 1% to 5%.
d Rate reported is the current yield as of June 30, 2012

Income Taxes
The Master Fund’s tax year end is December 31.  The Master Fund is treated as a partnership for Federal income tax purposes.  Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP.  This guidance sets forth a minimum threshold for the financial statement recognition of tax positions takes based on the technical merits of such positions.  Management is not aware of any exposure to uncertain tax positions that could require accrual.  As of June 30, 2012, the Master Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

Investment Valuation
The Master Fund primarily invests in private Portfolio Funds that are not listed on a securities exchange. Prior to investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund.

The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser and/or the Board will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund manager does not represent the fair value of the Company’s interests in that Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to holders representing the price at which, even in the absence of redemption activity, a Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. For example, when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Portfolio Fund interests, the Adviser may determine that it is appropriate to apply such a discount. Any such decision would be made in good faith, and subject to the review and supervision of the Board.

The Adviser assesses the accuracy of each Portfolio Fund’s reported monthly net asset value using various means. These may include comparing a reported valuation with one or more strategy-specific benchmarks that the Adviser believes correlate with the strategy of the Portfolio Fund; discussing the performance of the Portfolio Fund with the manager’s personnel; or reviewing and analyzing the Portfolio Fund’s audited financial statements.

The valuations reported by the Portfolio Funds’ managers, upon which the Master Fund calculates its month-end net asset value and net asset value per share may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by those Portfolio Funds’ independent public accountants, during their respective fiscal year end, and may be revised as a result of such audits. Other adjustments may occur from time to time. To the extent these adjustments materially impact the Master Fund’s net asset value, management will appropriately adjust participants’ transactions to ensure they are not materially harmed.

Fair Value of Financial Instruments
The Master Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Valuations based primarily on inputs that are unobservable and significant.  The Master Fund utilized the Portfolio Funds’ month-end NAV’s as-of the reporting date for fair value.  The Portfolio Funds require a redemption notice, and generally include a lock-up period.

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Master Fund’s investments as of June 30, 2012;

	Fair Value Measurements at Reporting Date Using

	Quoted Prices in Active markets for	Significant Other	Significant Unobservable Inputs
	Identical Assets	Observable Inputs	(Lock-up Periods)
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investment Companies (a)	$-	$36,441,269	$23,484,094	$59,925,363
Options	38,690	-	-	38,690
Short Term Investments(b)	3,429,315	-	-	3,429,315
Total Investments	$3,468,005	$36,441,269	$23,484,094	$63,393,368

(a)	All other strategy classifications are identified in the Schedule of Investments.
(b)	Short Term Investments that are sweep investments for cash balances in the Fund at June 30, 2012.

Following is a reconciliation of Level 3 assets.

Investments in Securities
Balance as of March 31, 2012	$59,689,380
Accrued discounts / premiums	-
Realized gain (loss)	15,409
Change in unrealized appreciation (depreciation)	(186,848)
Net purchases (sales)	2,138,187
Transfers in and / or out of Level 3	(38,172,034)
Balance as of June 30, 2012	$23,484,094

During the period ended June 30, 2012, there were no transfers between Level 1 and Level 2.  The Fund includes the valuation of securities under a lock-up period greater than three months as a Level 3 security.  No unobservable inputs are used in valuing the Portfolio Funds, as they are priced by third-party service providers and audited annually.  Reclassification of certain securities  from Level 3 to Level 2 is done based on the expected expiration of lock-up periods applicable to the relevant Portfolio Funds that are no greater than three months from the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  SCS Hedged Opportunities Master Fund, LLC

By (Signature and Title) /s/ Peter H. Mattoon
            Peter H. Mattoon, Chief Executive Officer

Date   August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Peter H. Mattoon
            Peter H. Mattoon, Chief Executive Officer

Date   August 29, 2012

By (Signature and Title) /s/ Joseph E. McCuine
            Joseph E. McCuine, Chief Financial Officer

Date   August 29, 2012